Share-based compensation - Summary of Stock Option Pricing Model Assumption (Detail)	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	6 years 14 days	5 years 8 months 12 days
Expected volatility	65.80%	67.30%
Risk-free rate	1.28%	0.30%
Dividend yield	0.00%	0.00%